Income tax - Tax reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of income tax [Abstract]
Loss before tax	£ (10,893)	£ (25,707)	£ (23,195)
Loss multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19.17% (2017: 20%)	(2,088)	(5,141)	(4,678)
Change in unrecognized tax losses	751	2,169	2,691
Non-deductible expenses	402	331	184
Tax relief for qualifying research and development expenditure	(3,043)	(1,699)	(1,170)
Prior year adjustments	5	9	(87)
Share options exercised	(40)	(84)	(45)
Overseas profits taxed at different rates	251	179	47
Change in rate of deferred tax	0	(100)	0
Total tax	£ (3,762)	£ (4,336)	£ (3,058)
Standard rate of corporation tax	19.17%	20.00%